Financial Risk Management (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer A And Its Affiliates [Member]
Percentage of entity's revenue	28.10%	25.80%
Customer B And Its Affiliates [Member]
Percentage of entity's revenue	12.60%	15.50%